Capital and Capital Reserves (Narrative) (Details) - Securities purchase agreement $ / shares in Units, $ in Millions	Jul. 05, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Gross proceeds from American Depositary Shares | $	$ 6.5
Net proceeds from American Depositary Shares | $	$ 5.8
ADS
Disclosure of classes of share capital [line items]
Number of American Depositary Shares for purchase and sale | shares	600,000
Pre funded warrants to purchase American Depositary Shares | shares	1,257,143
Pre funded warrants to purchase American Depositary Shares Price per shares	$ 3.4999
Exercise price of pre funded warrants per American Depositary Shares	$ 0.0001
Warrants to purchase number of American Depositary Shares | shares	1,857,143
Term of American Depositary Shares	5 years
Exercise price of warrants per American Depositary Shares	$ 3.5
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share	$ 3.5